Equity Incentive Plans - Summary of non-vested share options (Table) (Details) - $ / shares shares in Thousands	Apr. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of options - balance	104,250	104,250	104,250
Weighted average exercise price - balance	$ 27.5	$ 27.5	$ 27.5
Weighted Average Grant Date Fair Value - balance	$ 7.0605	$ 7.0605	$ 7.0605